Goodwill and other intangible assets	12 Months Ended
Mar. 31, 2011
Goodwill and other intangible assets

3. Goodwill and other intangible assets

The Goodwill arising from a business combination is tested on an annual basis for impairment. There were no changes in the carrying amount of goodwill of Rs. 74,937.9 million for the year ended March 31, 2010 and the year ended March 31, 2011. The table below presents the gross carrying amount, accumulated amortization and net carrying amount, in total and by class of intangible assets as of March 31, 2010 and March 31, 2011:

	As of March 31, 2010						As of March 31, 2011
	Gross carrying amount		Accumulated amortization		Net carrying amount		Gross carrying amount		Accumulated amortization		Net carrying amount		Net carrying amount
							(In millions)
Branch network	Rs.	8,335.0	Rs.	2,578.9	Rs.	5,756.1	Rs.	8,335.0	Rs.	3,967.4	Rs.	4,367.6	US$	98.1
Customer list		2,710.0		2,517.0		193.0		2,710.0		2,710.0		—		—
Core deposit		4,414.0		1,638.6		2,775.4		4,414.0		2,520.7		1,893.3		42.5
Favorable leases		543.0		306.0		237.0		543.0		401.0		142.0		3.2

Total	Rs.	16,002.0	Rs.	7,040.5	Rs.	8,961.5	Rs.	16,002.0	Rs.	9,599.1	Rs.	6,402.9	US$	143.8

The aggregate amortization charged for the years ended March 31, 2009, March 31, 2010 and March 31, 2011 was Rs. 3,271.0 million, Rs. 3,769.5 million and Rs. 2,558.6 million respectively.

The estimated amortization expense for intangible assets for each of the five succeeding fiscal years is given in the table below:

	As of March 31,
	2011		2011
	(in millions)
To be amortized during the twelve months ending March 31:
2012	Rs.	2,328.9	US$	52.3
2013		2,304.5		51.7
2014		1,538.5		34.5
2015		219.0		4.9
2016		7.0		0.2